Provisions, income tax liabilities and other liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		€ 29	€ (3)	€ 156
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		135	(98)	205
US
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		47	(25)	382
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		(212)	(44)	(131)
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Current service cost	[1]	138	140	193
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(110)	(22)	(68)
Net interest cost/(income) including administration costs and taxes paid during the period		77	78	49
Contributions from plan members	[1]	(5)	(6)	(6)
Expense/(gain) recognized directly in profit or loss	[1]	100	190	168
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	[1],[2]	(13)	171	(650)
Expense/(gain) for the period		87	361	(482)
Pensions and other post-employment benefits | France
Disclosure of defined benefit plans [line items]
Current service cost		48	50	61
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(82)	(20)	(60)
Net interest cost/(income) including administration costs and taxes paid during the period		13	22	10
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		(21)	52	11
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		(31)	3	(156)
Expense/(gain) for the period		(52)	55	(145)
Pensions and other post-employment benefits | Germany
Disclosure of defined benefit plans [line items]
Current service cost		30	30	44
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		0	0	2
Net interest cost/(income) including administration costs and taxes paid during the period		20	15	7
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		50	45	53
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		(134)	98	(204)
Expense/(gain) for the period		(84)	143	(151)
Pensions and other post-employment benefits | US
Disclosure of defined benefit plans [line items]
Current service cost		22	20	50
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(20)	1	1
Net interest cost/(income) including administration costs and taxes paid during the period		36	35	30
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		38	56	81
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		(46)	26	(382)
Expense/(gain) for the period		(8)	82	(301)
Pensions and other post-employment benefits | UK
Disclosure of defined benefit plans [line items]
Current service cost		0	0	0
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		0	0	(6)
Net interest cost/(income) including administration costs and taxes paid during the period		(1)	(5)	(7)
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		(1)	(5)	(13)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		212	44	130
Expense/(gain) for the period		211	39	117
Pensions and other post-employment benefits | Other
Disclosure of defined benefit plans [line items]
Current service cost		38	40	38
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(8)	(3)	(5)
Net interest cost/(income) including administration costs and taxes paid during the period		9	11	9
Contributions from plan members		(5)	(6)	(6)
Expense/(gain) recognized directly in profit or loss		34	42	36
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		(14)	0	(38)
Expense/(gain) for the period		€ 20	€ 42	€ (2)

[1]	(d) Benefit cost for the total Group including Opella on all the periods
[2]	(b)Amounts recognized in Other comprehensive income (see Note D.15.7.).